Employee Benefits and Share-Based Compensation - Summary of Restricted Share Awards (Details) - Time Based Awards - Restricted Stock - NCLH	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Restricted Share
Non-vested as of January 1, 2019 | shares	429
Vested | shares	(429)
Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 58.41
Vested | $ / shares	$ 58.41